Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Common stock, par value (in Dollars per share)
Common stock, shares issued (in Shares)	12,263,177	8,128,127
Common stock, shares outstanding (in Shares)	12,263,177	8,128,127
Class B Ordinary Shares
Common stock, par value (in Dollars per share)
Common stock, shares issued (in Shares)	4,000,000
Common stock, shares outstanding (in Shares)	4,000,000